Material Accounting Policy Information (Details) - 6 months ended Jun. 30, 2023	AUD ($)	USD ($)	USD ($)
Material accounting policy information [Abstract]
Net loss after tax	$ 2,145,538	$ (1,421,829)
Net cash outflows from operating activities	2,299,944	$ 1,524,150
Cash and cash equivalents	15,922,705		$ 10,551,826
Total assets	18,295,845		12,124,484
Net assets	14,871,719		(9,855,348)
Trade and other receivables	$ 709,912		$ 470,452